Note 2 Summary of Significant Accounting Policies: Concentration of Risk (Policies)	12 Months Ended
Jun. 30, 2015
Policies
Concentration of Risk

Concentration of Risk

As of June 30, 2015 the Company maintained its cash account at one commercial bank.  The cash balance at June 30, 2015 was within the FDIC coverage of deposits totaling $250,000 per owner.